787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

July 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock Systematic ESG Bond Fund, a series of BlackRock Funds IV (File No. 333-224373 and File No. 811-23341)

Ladies and Gentlemen:

On behalf of BlackRock Funds IV and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated May 1, 2020, as amended July 2, 2020, for BlackRock Systematic ESG Bond Fund (the "Fund") filed under Rule 497(e) with the Securities and Exchange Commission on July 2, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728- 8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP